Acquisitions (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 18, 2017	Dec. 31, 2017
Acquisitions (Textual)
Warrants to acquire an aggregate shares	417,166
Business combination, description	The Merger Consideration Shares, a total of 25,913,950 ordinary shares were issued to Borqs International's shareholders at closing, with 942,467 of such shares deposited into escrow for indemnification obligations ("Indemnity Shares"), 2,352,285 of such shares deposited in escrow subject to Borqs Technologies meeting certain earn-out requirements, ("Earnout Shares" and together with the Indemnity Shares, the "Escrow Shares") in the event certain net income earnout conditions are met during the period from July 1, 2017 to June 30, 2018 and 1,178,084 ordinary shares were issued to a financial advisor engaged by Borqs International in connection with the Merger.
Directly related transaction total		$ 15,300
Net assets acquired	$ 18,059
Purchase consideration transferred	$ 45,734
Warrant purchase agreement, description	Equity classified instruments including (i) an option to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), (ii) 5,750,000 public warrants and (iii) 531,875 private warrants issued by the Company prior to the Merger remain outstanding. Each unit consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12. Each public and private warrant also entitles the holder to purchase one half of one ordinary share at $12.00 per whole share.
Financial Advisors [Member]
Acquisitions (Textual)
Share based payments cost		$ 8,800
Merger Consideration Shares [Member]
Acquisitions (Textual)
Ordinary shares issued	25,913,950
Percentage of equity interest	100.00%